Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2018	2017	2016
Litigations and accrued penalty claims	736	706	1,123
Provisions for environmental contingencies	862	964	938
Asset retirement obligations	14,286	12,240	12,665
Other non-current provisions	3,144	1,370	1,455
of which restructuring activities (Refining & Chemicals and Marketing & Services)	134	160	184
of which financial risks related to non-consolidated and equity consolidated affiliates	100	59	63
of which contingency reserve on solar panels warranties (SunPower)	173	177	168
Other non-current liabilities	2,404	706	665
Total	21,432	15,986	16,846

				Currency
	As of			translation		As of
(M$)	January, 1st	Allowances	Reversals	adjustment	Other	December, 31
2018	15,986	2,416	(1,378)	(519)	4,927	21,432
of which asset retirement obligations (corresponds to accretion for allowances)		530	(320)
of which environmental contingencies (Marketing & Services, Refining & Chemicals)		33	(111)
of which restructuring of activities		149	(106)
2017	16,846	1,172	(1,612)	681	(1,101)	15,986
of which asset retirement obligations (corresponds to accretion for allowances)		544	(330)
of which environmental contingencies (Marketing & Services, Refining & Chemicals)		37	(120)
of which restructuring of activities		48	(84)
2016	17,502	1,569	(1,268)	(484)	(473)	16,846
of which asset retirement obligations (corresponds to accretion for allowances)		523	(502)
of which environmental contingencies (Marketing & Services, Refining & Chemicals)		29	(82)
of which restructuring of activities		25	(68)

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2018	12,240	530	(458)	811	(320)	(364)	1,847	14,286
2017	12,665	544	(1,107)	334	(330)	448	(314)	12,240
2016	13,314	523	(558)	375	(502)	(395)	(92)	12,665